UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21712

CLOUGH GLOBAL EQUITY FUND
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Equity Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2005

Item 1 – Schedule of Investments.

CLOUGH GLOBAL EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2005

		SHARES	VALUE
COMMON STOCKS	69.94%
Consumer/Retail	2.63%
DSW Inc.-Class A*		4,200	$104,790
Kokuyo Co., Ltd.		224,500	3,028,286
Leapfrog Enterprises Inc.*		10,000	113,000
Lion Corp.		155,000	821,784
Nikon Corp.		83,000	939,976
Noritz Corp.		54,000	853,541
Tempur-Pedic International*		105,000	2,328,900
Wacoal Corp.		60,000	759,569

TOTAL CONSUMER/RETAIL			8,949,846

ENERGY	21.31%
Coal	5.09%
ALPHA Natural Resources Inc.*		73,400	1,752,792
Arch Coal Inc.		30,000	1,634,100
CONSOL Energy Inc.		34,800	1,864,584
Fording Canadian Coal Trust		41,300	3,807,860
KFx Inc.*		143,200	2,046,328
Massey Energy Co.		20,300	765,716
Peabody Energy Corp.		46,700	2,430,268
Penn Virginia Resources Partn.		32,700	1,563,714
Westmoreland Coal Co.*		71,200	1,465,296

TOTAL COAL			17,330,658

Exploration & Production	6.39%
Amerada Hess Corp.		17,000	1,810,670
Anadarko Petroleum Corp.		14,000	1,150,100
Burlington Resources Inc.		31,400	1,734,536
Canadian Natural Resources		38,000	1,382,440
Chesapeake Energy Corp.		172,500	3,933,000
Compton Petroleum Corp.*		95,000	864,500
Delta Petroleum Corp.*		90,500	1,277,860
Encana Corp.		35,000	1,385,650
Murphy Oil Corp.		18,000	940,140
Nexen Inc.		38,000	1,153,680
Noble Energy Inc.		11,000	832,150
Petroquest Energy Inc.*		45,000	295,650
Plains Exploration & Product*		47,200	1,677,016
Suncor Energy Inc.		50,200	2,375,464
Talisman Energy Inc.		25,100	940,328

TOTAL EXPLORATION & PRODUCTION			21,753,184

Oil Services & Drillers	9.83%
Atwood Oceanics Inc.*		25,700	1,582,092
Baker Hughes Inc.		40,000	2,046,400
Cooper Cameron Corp.*		33,500	2,078,675
Diamond Offshore Drilling		40,500	2,163,915
ENSCO International Inc.		21,300	761,475
FMC Technologies Inc.*		42,200	1,349,134
Global SantaFe Corp.		42,500	1,734,000
Grant Prideco Inc.*		84,400	2,232,380
Halliburton Co.		30,500	1,458,510
Key Energy Services Inc.*		52,000	627,640
Maverick Tube Corp.*		45,000	1,341,000
Nabors Industries Ltd.*		36,900	2,236,878
National - Oilwell Inc.*		62,300	2,961,742
Noble Corp.		44,000	2,706,440
Patterson Utility Energy Inc.		48,200	1,341,406
Rowan Companies Inc.		20,000	594,200
Schlumberger Ltd.		32,700	2,483,238
Tetra Technologies Inc.*		27,300	869,505

TODCO - Class A *		55,000	1,411,850
Transocean Inc.*		28,000	1,511,160

TOTAL OIL SERVICES & DRILLERS			33,491,640

TOTAL ENERGY			72,575,482

Finance	10.80%
ACOM Co., Ltd.		13,700	878,292
Aiful Corp.		12,100	902,277
Apollo Investment Corp.		128,600	2,370,098
Bank of Yokohama Ltd.		430,000	2,485,280
Brookline Bancorp, Inc.		42,500	691,050
Daiwa Securities Group Inc.		150,000	927,821
Fidelity Bankshares, Inc.		27,900	739,908
Icici Bank Ltd.-Spon ADR		45,400	991,990
Joyo Bank Ltd.		598,000	2,922,465
KKR Financial Corp.*		94,100	2,352,500
MCG Capital Corp.		125,000	2,135,000
Merrill Lynch & Co. Inc.		82,400	4,532,824
Mitsubishi Tokyo Financial - ADR		330,000	2,798,400
NewAlliance Bancshares, Inc.		64,800	910,440
Nikko Cordial Corp.		170,000	748,028
Nissin Co. Ltd.		1,000,000	1,875,479
Nomura Holdings Inc - ADR		177,000	2,115,150
Promise Co Ltd.		13,000	833,416
Shizuoka Bank Ltd.		346,000	2,973,157
Sovereign Bancorp, Inc.		38,500	860,090
Waddell & Reed Financial-A		93,600	1,731,600

TOTAL FINANCE			36,775,265

Healthcare	1.58%
Biosphere Medical Inc.*		121,100	544,950
Pfizer Inc.		34,600	954,268
Sepracor Inc.*		50,000	3,000,500
Takeda Pharmaceutical Co.		18,000	892,656

TOTAL HEALTHCARE			5,392,374

Industrial	5.62%
American Science & Engineering Inc.*		69,000	3,060,840
Bridgestone Corp.		35,000	673,775
Georgia Gulf Corp.		122,000	3,788,100
Insituform Technologies-CL A*		85,300	1,367,359
Jacobs Engineering Group Inc.*		41,800	2,351,668
Kansas City Southern*		32,700	659,886
Maruichi Steel Tube Ltd.		40,000	858,392
Nisshinbo Industries Inc.		110,000	900,591
Nova Chemicals Corp.		99,900	3,052,944
Pall Corp.		30,300	919,908
Sasol LTD-Sponsored ADR.		12,000	323,760
Willbros Group Inc.*		83,300	1,192,856

TOTAL INDUSTRIAL			19,150,079

Insurance	7.14%
Ace Ltd.		58,300	2,614,755
Aflac Inc.		15,000	649,200
Allmerica Financial Corp.*		34,600	1,283,314
Arch Capital Group Ltd.*		21,700	977,585
Bristol West Holdings Inc.		160,400	2,935,320
IPC Holdings Ltd.		54,200	2,147,404
Montpelier Re Holdings Ltd.		38,700	1,338,246
Partnerre Ltd.		47,700	3,072,834
Progressive Corp.		10,000	988,100
Renaissancere Holdings Ltd.		100,000	4,924,000
St. Paul Travelers Cos Inc.		50,000	1,976,500
XL Capital Ltd.		19,100	1,421,422

TOTAL INSURANCE			24,328,680

Media	1.89%
Asahi Broadcasting		1,000	88,093
Matsushita Electric Ind.		175,000	2,655,651
Mobile Telesystems - ADR		60,200	2,025,730
Nippon Broadcasting		20,050	1,135,332
Shanda Interactive Enter-Ads*		15,000	551,850

TOTAL MEDIA			6,456,656

Metals	3.99%
APEX Silver Mines Ltd.*		104,000	1,428,960
Cameco Corp.		42,100	1,883,975
Ivanhoe Mines Ltd.*		187,700	1,458,429
Olin Corp.		225,900	4,120,416
Oregon Steel Mills Inc.*		123,600	2,127,156
Pan American Silver Corp.*		52,500	776,475
Phelps Dodge Corp.		12,500	1,156,250
Western Silver Corp.*		73,500	639,450

TOTAL METALS			13,591,111

Real Estate Investment Trust	2.01%
Goldcrest Co. Ltd.		11,000	618,908
Host Marriott Corp.		151,000	2,642,500
Mortgageit Holdings Inc.		50,000	912,500
Sunstone Hotel Investors Inc.		68,400	1,659,384
Trustreet Properties Inc.		61,500	1,021,515

TOTAL REAL ESTATE INVESTMENT TRUST			6,854,807

Technology	1.24%
Avnet Inc.*		40,000	901,200
Magal Security Systems Ltd.*		128,676	1,015,254
Rackable Systems Inc.*		124,700	1,496,400
Radvision Ltd.*		61,600	818,664

TOTAL TECHNOLOGY			4,231,518

Transportation	0.78%
East Japan Railway Co.		150	770,930
Golar LNG, Ltd.*		15,000	180,000
Kamigui Co. Ltd.		220,000	1,698,030

TOTAL TRANSPORTATION			2,648,960

Utilities	10.95%
AES Corp.*		150,200	2,460,276
Ameren Corp.		46,700	2,582,510
British Energy Group PLC*		391,800	2,856,985
Duke Energy Corp.		155,000	4,608,150
Entergy Corp.		26,700	2,017,185
Exelon Corp.		49,200	2,525,436
Northeast Utilities		94,100	1,962,926
PG&E Corp.		55,000	2,064,700
PPL Corp.		40,000	2,375,200
Progress Energy, Inc.		5,400	244,296
Public Service Enterprise		93,400	5,680,588
Southern Co.		62,000	2,149,540
Southern Union Co.*		78,900	1,936,995
TXU Corp.		25,000	2,077,250
Williams Cos., Inc.		92,100	1,749,900

TOTAL UTILITIES			37,291,937

TOTAL COMMON STOCKS (Cost $229,645,369)			238,246,715

EXCHANGE TRADED FUNDS	6.12%
iShares
DJ Select			32,000	1,975,360
MSCI Brazil			50,000	1,241,000
MSCI Canada			90,000	1,633,500
MSCI Emerging Markets.			33,000	2,362,800
MSCI Hong Kong			306,200	3,803,004
MSCI Japan			125,000	1,267,500
MSCI Malaysia			203,600	1,408,912
MSCI Taiwan			125,000	1,512,500
S&P 100			25,000	1,395,750
S&P 500			20,000	2,381,400
S&P Latin America			20,000	1,858,600

TOTAL EXCHANGE TRADED FUNDS (Cost $20,956,307)				20,840,326

PREFERRED STOCK	1.07%
XL Capital Ltd.			152,000	3,640,400

TOTAL PREFERRED STOCK (Cost $3,586,501)				3,640,400

MONEY MARKET MUTUAL FUNDS	9.22%
J.P. Morgan Prime Money Market Fund			15,402,185	15,402,185
Merrill Lynch Premier Instl			16,000,000	16,000,000

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $31,402,185)				31,402,185

CLOSED-END FUNDS	0.48%
India Fund Inc.			55,000	1,641,750

TOTAL CLOSED-END FUNDS (Cost $1,684,259)				1,641,750

		Coupon	Principal Amount
U.S. GOVERNMENT & AGENCY OBLIGATIONS	14.77%

United States Treasury Bond
2/15/2031		5.375%	$6,000,000	7,081,878
United States Treasury Notes
5/15/2008		3.750%	11,000,000	11,027,511
5/15/2009		3.875%	11,000,000	11,067,034
5/15/2020		3.875%	21,000,000	21,126,336
				43,220,881

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $50,199,264)				50,302,759

TOTAL INVESTMENTS (Cost $337,473,885)	101.60%			346,074,135
Liabilities in Excess of Other Assets	-1.60%			(5,451,922)
NET ASSETS	100.00%			$340,622,213

*Non-income producing security
ADR - American Depositary Receipt

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of June 30, 2005

Gross appreciation (excess of value over tax cost)	$10,714,030
Gross depreciation (excess of tax cost over value)	(2,529,298)
Net unrealized appreciation	$8,184,732
Cost of investments for income tax purposes	$337,889,403

SCHEDULE OF SECURITIES SOLD SHORT

NAME	SHARES	VALUE
AON Corp.	(5,000)	$(125,200)
AVON Products	(16,000)	(605,600)
Capital One Financial Corp.	(18,300)	(1,464,183)
Factset Research Systems Inc.	(50,300)	(1,802,752)
Fastenal Co.	(27,400)	(1,678,524)
HNI Corp.	(10,000)	(511,500)
Marsh & McLennan Cos.	(48,700)	(1,348,990)
Panera Bread Company - Class A *	(25,500)	(1,583,168)
Polaris Industries Inc.	(20,000)	(1,080,000)
Retail HOLDRs Trust	(22,100)	(2,116,075)
SLM Corp.	(13,500)	(685,800)
Station Casinos Inc.	(5,000)	(332,000)
Toro Co.	(18,200)	(702,702)
Washington Mutual	(10,000)	(406,900)
Winnebago Industries	(9,100)	(298,025)
Yankee Candle Co. Inc.	(21,300)	(683,730)

TOTAL SECURITIES SOLD SHORT
(Proceeds $15,239,159)		$(15,425,149)

SEE NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

Notes to Quarterly Statement of Investments

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Equity Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 25, 2005. The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

Security Valuation: The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Over-the-counter securities traded on NASDAQ are valued based upon the closing price. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non- income producing securities.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 29, 2005

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	August 29, 2005